Submission	Apr. 17, 2026
Submission [Line Items]
Central Index Key	0001133421
Registrant Name	NORTHROP GRUMMAN CORP /DE/
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES